Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Federal corporate income tax rate					21.00%	21.00%
Tax credit carryforward					$ 900	$ 900
Valuation allowance					65,228	51,895	$ 36,595
Foreign subsidiaries undistributed earnings					13,500
Unrecognized tax benefits					1,000	0
Effective tax rate	3.30%	(3.30%)	0.20%	(2.60%)
Income tax (benefit) provision	$ (969)	$ 390	$ (97)	$ 964	$ 936	719
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Limitation range for income tax examination year					1 day
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Limitation range for income tax examination year					4 years
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 32,100	31,000
Federal [Member] | Expire Till 2024 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					7,800
Federal [Member] | Expire Till 2035 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					16,500
Federal [Member] | No Expiration [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					7,800
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					6,700	6,500
Changes in valuation allowance					3,800
Changes in uncertain tax positions					400
Income tax (benefit) provision	$ 1,000	$ 400	$ 100	$ 1,000
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					3,100	$ 2,900
Federal And Foreign Tax [Member]
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance					9,600
Changes in uncertain tax positions					$ 600